Investments (Schedule Of Gross Unrealized Losses And Fair Value Of Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Unrealized losses, Number	360	472
Unrealized losses, Amount	$ 20.9	$ 19.7
Unrealized losses, Less than 12 months, Number	334	382
Unrealized losses, Less than 12 months, Amount	17.4	17.0
Unrealized losses, 12 or more months, Number	26	90
Unrealized losses, 12 or more months, Amount	3.5	2.7
Fair market value of securities with unrealized losses, Number		472
Fair market value of securities with unrealized losses, Amount		541.1
Fair market value of securities with unrealized losses, Less than 12 months, Number		382
Fair market value of securities with unrealized losses, Less than 12 months, Amount		497.5
Fair market value of securities with unrealized losses, 12 or more months, Number		90
Fair market value of securities with unrealized losses, 12 or more months, Amount		43.6
U.S. State And Political Subdivision Bonds [Member]
Schedule of Investments [Line Items]
Unrealized losses, Number		37
Unrealized losses, Amount		2.2
Unrealized losses, Less than 12 months, Number		33
Unrealized losses, Less than 12 months, Amount		2.0
Unrealized losses, 12 or more months, Number		4
Unrealized losses, 12 or more months, Amount		0.2
Fair market value of securities with unrealized losses, Number		37
Fair market value of securities with unrealized losses, Amount		51.7
Fair market value of securities with unrealized losses, Less than 12 months, Number		33
Fair market value of securities with unrealized losses, Less than 12 months, Amount		46.7
Fair market value of securities with unrealized losses, 12 or more months, Number		4
Fair market value of securities with unrealized losses, 12 or more months, Amount		5.0
Foreign Government Bonds [Member]
Schedule of Investments [Line Items]
Unrealized losses, Number		2
Unrealized losses, Amount		0.1
Unrealized losses, Less than 12 months, Number		2
Unrealized losses, Less than 12 months, Amount		0.1
Fair market value of securities with unrealized losses, Number		2
Fair market value of securities with unrealized losses, Amount		1.9
Fair market value of securities with unrealized losses, Less than 12 months, Number		2
Fair market value of securities with unrealized losses, Less than 12 months, Amount		1.9
Corporate Bonds [Member]
Schedule of Investments [Line Items]
Unrealized losses, Number	360	433
Unrealized losses, Amount	20.9	17.4
Unrealized losses, Less than 12 months, Number	334	347
Unrealized losses, Less than 12 months, Amount	17.4	14.9
Unrealized losses, 12 or more months, Number	26	86
Unrealized losses, 12 or more months, Amount	3.5	2.5
Fair market value of securities with unrealized losses, Number	360	433
Fair market value of securities with unrealized losses, Amount	425.3	487.5
Fair market value of securities with unrealized losses, Less than 12 months, Number	334	347
Fair market value of securities with unrealized losses, Less than 12 months, Amount	398.0	448.9
Fair market value of securities with unrealized losses, 12 or more months, Number	26	86
Fair market value of securities with unrealized losses, 12 or more months, Amount	$ 27.3	$ 38.6